Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

Note 11 – Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities comprise the following:

	At December 31,	At December 31,
	2023	2022
Accounts payable	$5.5	$7.0
Accrued liabilities	25.4	36.1
	$30.9	$43.1